Stockholders' Equity - Attributes of Convertible Preferred Stock (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2019
Class of Stock [Line Items]
Purchase price				$ 1.50
Gross proceeds from IPO for automatic conversion of preferred stock	$ 269,500,000
Blade Urban Air Mobility [Member]
Class of Stock [Line Items]
Purchase price		$ 0.13	$ 7.28
Number of shares issuable upon conversion		22,116,811			22,116,811
Blade Urban Air Mobility [Member] | Preferred stock - Series Seed
Class of Stock [Line Items]
Liquidation preferences per share		$ 1.00
Preferred dividend per share		0.08
Preferred stock, conversion price		1.00
Blade Urban Air Mobility [Member] | Common Stock
Class of Stock [Line Items]
Purchase price		$ 8.7597
Gross proceeds from IPO for automatic conversion of preferred stock		$ 50,000,000
Blade Urban Air Mobility [Member] | Preferred stock - Series A
Class of Stock [Line Items]
Liquidation preferences per share		$ 1.6323
Preferred dividend per share		0.13
Preferred stock, conversion price		1.6323
Blade Urban Air Mobility [Member] | Preferred stock - Series B
Class of Stock [Line Items]
Liquidation preferences per share		2.9199
Preferred dividend per share		0.2336
Preferred stock, conversion price		$ 2.9199
Blade Urban Air Mobility [Member] | Minimum
Class of Stock [Line Items]
Purchase price					$ 0.44